CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

SCHEDULE OF INVESTMENTS
March 31, 2021
(Unaudited)

	SHARES	VALUE		SHARES	VALUE
COMMON STOCKS: 98.9%			STAPLES: 3.7%
BASICS: 8.1%			Altria Group, Inc.	14,459	$739,722
Air Products and Chemicals, Inc.	47,221	$13,285,155	Kraft Heinz Co.	3,379	135,160
Cabot Corp.	69,172	3,627,380	Mondelez International, Inc.	10,042	587,758
		16,912,535	PepsiCo, Inc.	35,053	4,958,247
CAPITAL EQUIPMENT: 4.5%			Philip Morris International, Inc.	14,459	1,283,092
Emerson Electric Co.	92,218	8,319,908			7,703,979
General Electric Co.	86,572	1,136,690
Westinghouse Air Brake Technologies Corp.	465	36,809	TECHNOLOGY: 20.5%
		9,493,407	Alphabet, Inc. Class A*	2,437	5,026,362
			Apple, Inc.	61,461	7,507,462
CONSUMER CYCLICALS: 15.3%			Check Point Software Technologies Ltd. *^	36,521	4,089,257
3M Co.	22,140	4,265,935	Cisco Systems, Inc.	22,662	1,171,853
Comcast Corp. Class A	189,902	10,275,597	Intel Corp.	181,521	11,617,344
NIKE, Inc.	19,870	2,640,524	Microsoft Corp.	40,995	9,665,391
ViacomCBS, Inc. Class B	47,793	2,155,464	Oracle Corp.	56,963	3,997,094
Walt Disney Co.	69,505	12,825,063			43,074,763
		32,162,583
			TRANSPORTATION: 8.0%
ENERGY: 2.3%			Union Pacific Corp.	75,680	16,680,629
Exxon Mobil Corp.	54,923	3,066,351	Total Common Stocks
Schlumberger Ltd. ^	66,334	1,803,621	(Cost: $23,215,320)		207,464,519
		4,869,972
			* Non-Income Producing
FINANCIAL: 18.4%			^ Foreign Issued Security
Bank of America Corp.	45,120	1,745,693
JPMorgan Chase & Co.	95,893	14,597,791	TOTAL INVESTMENT IN SECURITIES
Moody's Corp.	66,456	19,844,426	(Cost: $23,215,320)	98.9%	$207,464,519
Wells Fargo & Co.	63,362	2,475,553	Other assets	1.4%	2,888,912
		38,663,463	Other liabilities	-0.3%	(685,278)
			NET ASSETS
HEALTHCARE: 12.8%			(Applicable to 227,791 partnership shares outstanding)	100.0%	$209,668,153
Abbott Laboratories	105,241	12,612,081	Net Asset Value Per Share		$920.44
Johnson & Johnson	54,167	8,902,346
Merck & Co., Inc.	69,293	5,341,797	Net assets applicable to shares owned by:
		26,856,224	Limited partners
			(227,748 shares)		$209,628,574
RETAIL: 5.3%			Managing general partners
Amazon.com, Inc.*	957	2,961,035	(43 shares)		39,579
Home Depot, Inc.	18,843	5,751,826	NET ASSETS		$209,668,153
Walmart, Inc.	17,184	2,334,103
		11,046,964

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021
(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2021
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended March 31, 2021, there were no transfers among Levels 1, 2 and 3 for the Fund.

The following is a summary of inputs used, as of March 31, 2021, in valuing the Fund’s investments carried at value:

	Total Value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$207,464,519	$207,464,519	$-	$-

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.